SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Enhanced Income Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Collateralized Loan Obligations – Equity Investments — 29.2%
$5,000,000	Allegro CLO XVI Ltd., Series 2024-1A, CLO subordinated notes, 13.30%, 4/25/37(a),(b)	$2,095,000
8,865,000	Anchorage Capital CLO 21 Ltd., Series 2021-21A, CLO subordinated notes, 23.70%, 10/20/34(a),(b)	2,177,855
10,000,000	ARES XLIV CLO Ltd., Series 2017-44A, CLO subordinated notes, 27.80%, 4/15/34(a),(b)	1,009,000
7,000,000	CARLYLE US CLO Ltd., Series 2020-1A, CLO subordinated notes, 11.60%, 1/20/38(a),(b)	2,411,892
2,419,000	CIFC Funding Ltd., Series 2020-2A, CLO subordinated notes, 10.50%, 4/16/39(a),(b)	1,031,220
3,750,000	CIFC Funding Ltd., Series 2020-3A, CLO subordinated notes, 10.80%, 10/20/38(a),(b)	2,017,875
2,391,000	Kennedy Lewis CLO 18 Ltd., Series 2024-18A, CLO subordinated notes, 13.80%, 1/20/38(a),(b)	1,326,766
10,000,000	Symphony CLO XXIV Ltd., Series 2020-24A, CLO subordinated notes, 15.40%, 1/23/48(a),(b)	2,362,840

Total Collateralized Loan Obligations – Equity Investments		14,432,448
(Cost $15,203,311)
Collateralized Loan Obligations – Debt Investments — 19.3%
2,000,000(c)	Armada Euro CLO I DAC, Series 1A, Class ARR, (3M EURIBOR + 1.290%), 3.71%, 7/24/40(a),(d)	2,287,485
2,000,000	Harvest US CLO Ltd., Series 2026-2A, Class E, (Term SOFR 3M + 6.150%), 9.90%, 7/17/39(a),(d)	2,013,000
1,000,000	Jamestown CLO XI Ltd., Series 2018-11X, Class D, (Term SOFR 3M + 6.282%), 9.95%, 7/14/31(d),(e)	979,400
2,000,000(c)	Monument CLO 4 DAC, Series 4X, Class F, (3M EURIBOR + 8.590%), 10.73%, 4/15/39(d),(e)	2,266,919
2,000,000	Park Blue CLO Ltd., Series 2026-11A, Class E, (Term SOFR 3M + 5.550%), 9.20%, 7/20/39(a),(d)	2,000,070

Total Collateralized Loan Obligations – Debt Investments		9,546,874
(Cost $9,619,334)
Bank Loans — 1.1%
United States — 1.1%
538,000	DaVita Term Loan B-2, 5.37%, 5/9/31(d)	536,908

Total Bank Loans		536,908
(Cost $538,000)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Enhanced Income Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Investment Company — 54.9%
27,168,897	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	$27,168,897

Total Investment Company		27,168,897
(Cost $27,168,897)

Total Investments		$51,685,127
(Cost $52,529,542) — 104.5%
Liabilities in excess of other assets — (4.5)%		(2,244,316)
NET ASSETS — 100.0%		$49,440,811

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The rate shown reflects the estimated effective yield based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(c)	Principal amount denoted in Euros.
(d)	Floating rate note. Rate shown is as of report date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliated investment.
Foreign currency exchange contracts as of June 30, 2026:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,390,298	EUR	2,050,000	HSBC Bank Plc	7/22/26	$45,809

USD	2,394,479	EUR	2,100,000	HSBC Bank Plc	7/22/26	(7,191)

Total						$38,618

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Enhanced Income Fund  (cont.)

June 30, 2026 (Unaudited)
Abbreviations used are defined below:
EUR - Euro
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
USD - United States Dollar
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